UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10339

Name of Fund: BlackRock Municipal Income Trust (BFK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2014

Date of reporting period: 01/31/2014

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2014 (Unaudited)	BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 3.4%
Alabama State Docks Department, Refunding RB, 6.00%, 10/01/40	$4,080	$4,583,554
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.25%, 1/01/19	2,910	2,921,087
County of Jefferson Alabama Sewer, Refunding RB:
Convertible CAB, Senior Lien, Series C (AGM), 0.00%, 10/01/38 (a)	1,135	638,460
Convertible CAB, Senior Lien, Series C (AGM), 0.00%, 10/01/42 (a)	985	546,921
Senior Lien, Series A (AGM), 5.00%, 10/01/44	1,555	1,514,446
Senior Lien, Series A (AGM), 5.25%, 10/01/48	2,960	2,913,321
Sub-Lien, Series D, 6.00%, 10/01/42	5,740	5,662,108
Sub-Lien, Series D, 7.00%, 10/01/51	1,765	1,848,784
		20,628,681
Arizona — 2.9%
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	10,030	10,276,236
5.00%, 12/01/37	7,460	7,532,213
		17,808,449
California — 18.3%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, Series F-1, 5.63%, 4/01/44	4,445	4,811,224
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	6,230	7,161,011
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/33	2,465	2,593,476
California Pollution Control Financing Authority, RB:
County of San Diego California Water Authority Desalination Project Pipeline, 5.00%, 11/21/45	2,415	2,248,027

Municipal Bonds	Par (000)	Value
California (continued)
California Pollution Control Financing Authority, RB (concluded):
Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 7/01/37 (b)	$2,015	$1,828,975
Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45 (b)	5,035	4,419,874
California State Public Works Board, RB, Various Capital Projects:
Series I, 5.00%, 11/01/38	1,495	1,553,365
Sub-Series I-1, 6.38%, 11/01/34	2,315	2,680,515
California Statewide Communities Development Authority, Refunding RB, Episcopal Communities & Services:
5.00%, 5/15/42	650	612,463
5.00%, 5/15/47	705	659,168
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport:
Senior Series A, 5.00%, 5/15/40	11,690	12,260,706
Series A, 5.25%, 5/15/39	1,560	1,681,212
City of Stockton California Public Financing Authority, ARB, Delta Water Supply Project, Series A, 6.25%, 10/01/40	690	747,988
County of Stanislaus California Tobacco Securitization Agency, RB, CAB, Sub-Series C, 0.00%, 6/01/55 (c)	17,855	110,522
Foothill Eastern Transportation Corridor Agency California, Refunding RB, CAB, 0.00%, 2/01/14 (c)(d)	75,000	17,820,750
Foothill-De Anza Community College District, GO, Election of 2006, Series C, 5.00%, 8/01/40	7,000	7,426,440
Murrieta Community Facilities District Special Tax California, Special Tax Bonds, District No.2, The Oaks Improvement Area A, 6.00%, 9/01/34	5,000	5,017,600
Riverside County Transportation Commission, RB, CAB, Senior Lien, Series B (c):
0.00%, 6/01/41	5,000	894,200
BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2014	1

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
Riverside County Transportation Commission, RB, CAB, Senior Lien, Series B (c) (concluded):
0.00%, 6/01/42	$6,000	$1,002,480
0.00%, 6/01/43	5,000	782,150
San Diego Community College District California, GO, Election of 2006, 5.00%, 8/01/43	2,115	2,249,831
San Marcos Unified School District, GO, CAB, Election of 2010, Series B (c):
0.00%, 8/01/34	3,500	1,221,885
0.00%, 8/01/36	4,000	1,243,680
State of California, GO, Various Purposes:
6.00%, 3/01/33	4,970	5,814,403
6.50%, 4/01/33	20,410	24,496,490
		111,338,435
Colorado — 2.2%
Colorado Health Facilities Authority, Refunding RB:
Catholic Health Initiative, Series A, 5.50%, 7/01/34	4,205	4,664,775
Evangelical Lutheran Good Samaritan Society Project, 5.00%, 12/01/42	3,425	3,273,786
Colorado State Board of Governors, Refunding RB, State University System Enterprise, Series A, 5.00%, 3/01/43	2,310	2,548,207
Park Creek Metropolitan District, Refunding RB, Senior Limited Property Tax, 5.50%, 12/01/37	2,530	2,596,742
		13,083,510
Connecticut — 0.5%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	2,710	2,823,034
Delaware — 2.0%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	2,225	2,334,648
Delaware State EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	10,150	9,959,890
		12,294,538

Municipal Bonds	Par (000)	Value
District of Columbia — 4.6%
District of Columbia, Refunding RB, Kipp Charter School, Series A, 6.00%, 7/01/43	$1,480	$1,562,688
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 5/15/40	23,035	22,917,982
Metropolitan Washington Airports Authority, Refunding RB, 1st Senior Lien, Series A:
5.00%, 10/01/39	990	1,014,958
5.25%, 10/01/44	2,465	2,531,604
		28,027,232
Florida — 4.4%
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/41	2,280	2,380,320
County of Orange Florida Health Facilities Authority, Refunding RB, Mayflower Retirement Center:
5.00%, 6/01/32	600	602,520
5.00%, 6/01/36	125	124,326
5.13%, 6/01/42	1,925	1,923,441
County of Tampa-Hillsborough Florida Expressway Authority, Refunding RB:
Series A, 5.00%, 7/01/37	3,920	4,080,994
Series B, 5.00%, 7/01/42	2,460	2,527,945
Miami Beach Health Facilities Authority, RB, Mount Sinai Medical Center Florida, 6.75%, 11/15/21	5,570	5,807,839
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/40	5,885	6,517,696
Stevens Plantation Community Development District, Special Assessment, Series A, 7.10%, 5/01/35 (e)(f)	3,590	2,673,617
		26,638,698
Georgia — 1.8%
DeKalb Private Hospital Authority, Refunding RB, Children's Healthcare, 5.25%, 11/15/39	1,650	1,712,337
Metropolitan Atlanta Rapid Transit Authority, RB, Sales Tax, Third Indenture, Series A, 5.00%, 7/01/39	5,000	5,236,200
BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2014	2

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Georgia (concluded)
Richmond County Development Authority, Refunding RB, International Paper Co. Project, Series A, AMT, 6.00%, 2/01/25	$4,000	$4,000,960
		10,949,497
Hawaii — 0.5%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	2,660	2,893,495
Illinois — 13.7%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series C, 6.50%, 1/01/41	11,385	12,971,500
City of Chicago Illinois, GO, Project, Series A:
5.00%, 1/01/33	4,435	4,443,426
5.00%, 1/01/34	4,430	4,429,823
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	1,605	1,664,883
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	2,055	2,115,992
City of Chicago Illinois Waterworks Revenue, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	7,625	7,667,395
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	1,525	1,637,484
Illinois Finance Authority, RB, Advocate Health Care, Series C, 5.38%, 4/01/44	10,630	10,994,396
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	1,895	1,944,024
Ascension Health, Series A, 5.00%, 11/15/42	3,450	3,514,377
Central Dupage Health, Series B, 5.50%, 11/01/39	3,160	3,401,519
Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	470	420,951
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 1/01/38	4,550	4,681,722

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B (AGM), 5.00%, 6/15/50	$6,030	$6,031,146
Series B-2, 5.00%, 6/15/50	3,905	3,827,798
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	885	990,430
6.00%, 6/01/28	2,245	2,490,154
State of Illinois, GO, Series A, 5.00%, 4/01/38	9,030	9,068,919
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	1,240	1,295,912
		83,591,851
Indiana — 5.2%
Carmel Redevelopment Authority, Refunding RB, Multipurpose, Series A:
4.00%, 8/01/35	735	713,310
4.00%, 2/01/38	3,555	3,360,648
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	1,525	1,582,904
7.00%, 1/01/44	3,680	3,845,490
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village, 6.25%, 1/01/24	1,695	995,999
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	6,305	6,717,725
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	880	828,916
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	2,905	2,706,937
Sisters of St. Francis Health Services, 5.25%, 11/01/39	1,655	1,712,064
Indiana Finance Authority, Refunding RB, Community Health Network Project, Series A, 5.00%, 5/01/42	3,670	3,631,355
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	2,150	2,368,333
BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2014	3

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indianapolis Local Public Improvement Bond Bank, RB, Series A:
5.00%, 1/15/36	$780	$828,555
5.00%, 1/15/40	2,490	2,618,385
		31,910,621
Iowa — 2.2%
Iowa Finance Authority, RB, Midwestern Disaster Area, Alcoa, Inc. Project, 4.75%, 8/01/42	2,265	1,949,372
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	1,880	1,857,440
5.50%, 12/01/22	4,595	4,429,672
5.25%, 12/01/25	2,125	1,972,446
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	3,165	3,327,080
		13,536,010
Kentucky — 0.5%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	1,915	1,957,321
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/43 (a)	2,325	1,308,464
		3,265,785
Louisiana — 2.7%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	6,535	7,097,925
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	1,980	2,023,599
5.25%, 5/15/31	1,690	1,696,456
5.25%, 5/15/32	2,160	2,163,413
5.25%, 5/15/33	2,345	2,343,405
5.25%, 5/15/35	985	980,548
		16,305,346

Municipal Bonds	Par (000)	Value
Maryland — 1.3%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	$855	$872,776
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	2,235	2,343,263
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 1/01/41	4,295	4,561,634
Montgomery County Housing Opportunities Commission, RB, Series D, AMT, 5.50%, 1/01/38	415	421,204
		8,198,877
Massachusetts — 1.1%
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 7/01/39	3,535	3,642,994
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 5/15/43	2,780	2,971,487
		6,614,481
Michigan — 3.4%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A:
5.00%, 7/01/32	3,065	2,799,295
5.25%, 7/01/39	8,665	7,996,149
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	2,870	3,126,521
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	2,700	2,793,933
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, Series A, 5.25%, 11/15/46	4,230	4,156,736
		20,872,634
BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2014	4

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Mississippi — 2.3%
City of Gulfport Mississippi, RB, Memorial Hospital at Gulfport Project, Series A, 5.75%, 7/01/31	$14,025	$14,035,378
Missouri — 0.5%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	495	520,186
Missouri State Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Services, 5.50%, 2/01/42	2,035	2,064,039
Missouri State Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	480	494,693
		3,078,918
Multi-State—2.7%
Centerline Equity Issuer Trust, 6.80%, 11/15/14 (b)(g)	16,000	16,654,080
Nebraska — 1.4%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.00%, 9/01/42	2,815	2,818,772
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.25%, 9/01/37	1,610	1,646,756
County of Douglas Nebraska Hospital Authority No. 2, Refunding RB, Health Facilities, Immanuel Obligation Group, 5.63%, 1/01/40	3,280	3,433,275
County of Lancaster Nebraska Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, Health Facilities, 5.63%, 1/01/40	600	628,038
		8,526,841
Nevada — 0.8%
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	4,550	4,794,062

Municipal Bonds	Par (000)	Value
New Jersey — 9.8%
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 1/01/37 (e)(f)	$3,680	$255,686
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 5.25%, 9/15/29	3,830	3,686,375
Continental Airlines, Inc. Project, AMT, 7.00%, 11/15/30 (h)	15,410	15,410,000
The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	2,285	2,299,738
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	8,000	9,007,040
New Jersey State Turnpike Authority, RB, Series A:
5.00%, 1/01/38	2,535	2,657,289
5.00%, 1/01/43	8,150	8,461,493
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series A, 5.50%, 6/15/41	8,000	8,507,040
Transportation System, Series B, 5.25%, 6/15/36	4,810	5,114,569
Rutgers - The State University of New Jersey, Refunding RB, Series L:
5.00%, 5/01/38	985	1,064,431
5.00%, 5/01/43	1,030	1,100,699
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 4.50%, 6/01/23	2,165	2,031,030
		59,595,390
New York — 8.2%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/35 (e)(f)	1,820	273,073
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport, AMT (h):
8.00%, 8/01/28	5,000	5,486,550
7.75%, 8/01/31	22,140	24,294,443
BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2014	5

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
City of New York New York Transitional Finance Authority, Future Tax Secured Bonds, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	$4,805	$5,060,578
New York Liberty Development Corp., Refunding RB, Liberty, 2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	2,400	2,566,824
New York State Dormitory Authority, RB, Series F, 5.00%, 3/15/35	4,775	4,935,345
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	2,525	2,737,782
6.00%, 12/01/42	1,960	2,121,582
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series TE, 5.00%, 12/15/41	2,060	2,219,588
		49,695,765
North Carolina — 4.2%
County of Gaston Industrial Facilities & Pollution Control Financing Authority, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	12,130	10,827,117
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/38	10,000	10,912,800
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/42	2,750	2,927,568
North Carolina Medical Care Commission, Refunding RB, Retirement Facilities, 1st Mortgage, Whitestone Project, Series A, 7.75%, 3/01/41	1,130	1,198,568
		25,866,053
Ohio — 3.1%
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 6/01/38	6,125	6,402,769

Municipal Bonds	Par (000)	Value
Ohio (concluded)
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities, Series A, 6.13%, 7/01/40	$1,280	$1,290,163
County of Hamilton Ohio, RB, Christ Hospital Project, 5.00%, 6/01/42	2,300	2,282,612
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.00%, 5/01/39	5,450	5,487,060
Pinnacle Community Infrastructure Financing Authority, RB, Facilities, Series A, 6.25%, 12/01/36	3,760	3,687,958
		19,150,562
Pennsylvania — 0.6%
Pennsylvania Economic Development Financing Authority, RB, Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	3,725	3,826,394
South Carolina — 1.1%
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	6,455	6,769,617
Tennessee — 0.5%
City of Chattanooga Tennessee Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	2,660	2,718,786
Texas — 16.1%
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30 (e)(f)	4,370	136,562
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/46	4,210	4,405,386
Sub-Lien, 5.00%, 1/01/33	700	656,628
Sub-Lien, 5.00%, 1/01/42	620	556,506
City of Dallas Texas Waterworks & Sewer System, Refunding RB, 5.00%, 10/01/35	2,970	3,225,806
City of Houston Texas Airport System, Refunding ARB, Senior Lien, Series A, 5.50%, 7/01/39	3,000	3,309,990
City of Houston Texas Utility System, Refunding RB, Combined 1st Lien, Series A (AGC), 6.00%, 11/15/35	16,425	18,777,060
BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2014	6

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage Brazos Presbyterian Homes Inc., Series B:
7.00%, 1/01/43	$380	$387,019
7.00%, 1/01/48	500	505,235
County of Harris Texas-Houston Sports Authority, Refunding RB (NPFGC) (c):
CAB, Junior Lien, Series H, 0.00%, 11/15/35	5,000	1,168,350
CAB, Senior Lien, Series A, 0.00%, 11/15/38	12,580	2,639,158
Third Lien, Series A-3, 0.00%, 11/15/37	26,120	5,219,560
County of Matagorda Texas Navigation District No. 1, Refunding RB, AEP Texas Central Co. Project, Series 1, 4.00%, 6/01/30	2,120	1,927,144
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A (c):
0.00%, 9/15/40	9,780	2,610,673
0.00%, 9/15/41	5,420	1,333,374
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	7,930	9,098,327
Dallas-Fort Worth International Airport, Refunding ARB, Joint Improvement, Series E, AMT, 5.00%, 11/01/35	3,535	3,560,912
Fort Bend County Industrial Development Corp., RB, NRG Energy Project, Series B, 4.75%, 11/01/42	2,045	1,816,492
North Texas Tollway Authority, Refunding RB, 2nd Tier System, Series F, 6.13%, 1/01/31	12,180	12,953,795
San Antonio Energy Acquisition Public Facility Corp., RB, Gas Supply, 5.50%, 8/01/25	6,540	7,290,203
Texas Municipal Gas Acquisition & Supply Corp. III, RB, 5.00%, 12/15/32	2,835	2,842,881

Municipal Bonds	Par (000)	Value
Texas (concluded)
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	$6,000	$6,628,920
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	6,500	7,094,685
		98,144,666
Utah — 1.3%
County of Utah Utah, RB, IHC Health Services, Inc., 5.00%, 5/15/43	3,940	4,095,748
Utah State Charter School Finance Authority, RB, Ogden Preparatory Academy, Series A:
3.25%, 10/15/36	1,940	1,491,492
3.25%, 10/15/42	3,010	2,192,875
		7,780,115
Virginia — 1.5%
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings LLC Project, AMT:
5.25%, 1/01/32	3,155	3,154,842
6.00%, 1/01/37	5,695	5,950,763
		9,105,605
Washington — 0.8%
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	4,420	4,708,272
Wisconsin — 0.3%
Wisconsin State Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,640	1,728,232
Total Municipal Bonds — 125.9%		766,959,910
BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2014	7

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i)	Par (000)	Value
Alabama — 0.8%
City of Birmingham Alabama Special Care Facilities Financing Authority, Refunding RB, Ascension Health, Senior Credit, Series C-2, 5.00%, 11/15/36	$4,548	$4,605,671
California — 5.5%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (j)	5,115	5,596,168
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/39	18,540	19,738,240
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	4,500	4,821,570
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	3,260	3,660,049
		33,816,027
Colorado — 2.1%
Colorado Health Facilities Authority, RB, Catholic Health (AGM):
Series C-3, 5.10%, 10/01/41	7,600	7,721,068
Series C-7, 5.00%, 9/01/36	4,860	4,939,558
		12,660,626
Connecticut — 3.3%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	9,397	10,083,455
Series X-3, 4.85%, 7/01/37	9,366	10,000,685
		20,084,140
Florida — 1.1%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	6,629	7,001,353
Massachusetts — 2.0%
Massachusetts School Building Authority, RB, Senior Dedicated Sales Tax, Series B, 5.00%, 10/15/41	4,427	4,702,158

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i)	Par (000)	Value
Massachusetts (concluded)
Massachusetts Water Resources Authority, Refunding RB, General, Series A, 5.00%, 8/01/41	$6,770	$7,203,416
		11,905,574
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (j)	3,988	4,428,900
New York — 9.9%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System 2nd General Resolution:
Series FF-2, 5.50%, 6/15/40	3,075	3,310,770
Series HH, 5.00%, 6/15/31 (j)	16,393	17,811,391
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (j)	3,130	3,381,971
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	20,865	22,190,136
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (j)	12,610	13,600,642
		60,294,910
Texas — 3.1%
City of San Antonio Texas, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	4,900	5,138,826
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	6,650	7,052,591
University of Texas System, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	6,001	6,427,128
		18,618,545
Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	7,150	7,380,542
BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2014	8

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i)	Par (000)	Value
Virginia — 1.9%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	$10,767	$11,732,960
Washington — 3.6%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	5,459	5,837,716
State of Washington, GO, Various Purposes, Series E, 5.00%, 2/01/34	14,487	15,944,651
		21,782,367
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 35.2%		214,311,615
Total Long-Term Investments (Cost — $961,498,985) — 161.1%		981,271,525

Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.03% (k)(l)	12,600,015	$12,600,015
Total Short-Term Securities (Cost — $12,600,015) — 2.0%		12,600,015
Total Investments (Cost — $974,099,000) — 163.1%		993,871,540
Other Assets Less Liabilities — 2.0%		12,269,925
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (20.7%)		(126,096,745)
VMTP Shares, at Liquidation Value — (44.4%)		(270,800,000)
Net Assets Applicable to Common Shares — 100.0%		$609,244,720
* As of January 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$850,532,246
Gross unrealized appreciation		$44,658,327
Gross unrealized depreciation		(27,391,959)
Net unrealized appreciation		$17,266,368

Notes to Schedule of Investments

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Zero-coupon bond.
(d)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(f)	Non-income producing security.
(g)	Represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.
(h)	Variable rate security. Rate shown is as of report date.
(i)	Represent bonds transferred to a TOB. In exchange the Trust acquired residual interest certificates. These bonds serve as collateral in a financing transaction.
(j)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from October 1, 2016 to November 15, 2019 is $25,997,599.
(k)	Investments in issuers considered to be an affiliate of the Trust during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2013	Net Activity	Shares Held at January 31, 2014	Income
FFI Institutional Tax-Exempt Fund	2,673,310	9,926,705	12,600,015	$3,079

(l)	Represents the current yield as of report date.
BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2014	9

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

•	Financial futures contracts outstanding as of January 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(564)	10-Year US Treasury Note	Chicago Board of Trade	March 2014	$70,923,000	$(746,533)

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access
•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2014	10

Schedule of Investments (concluded)	BlackRock Municipal Income Trust (BFK)

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$981,271,525	—	$981,271,525
Short-Term Securities	$12,600,015	—	—	12,600,015
Total	$12,600,015	$981,271,525	—	$993,871,540

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(746,533)	—	—	$(746,533)

[1]	See above Schedule of Investments for values in each state or political subdivision.
[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Trust's assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$903,300	—	—	$903,300
Liabilities:
TOB trust certificates	—	$(126,072,926)	—	(126,072,926)
VRDP Shares	—	(270,800,000)	—	(270,800,000)
Total	$903,300	$(396,872,926)	—	$(395,969,626)

There were no transfers between levels during the period ended January 31, 2014.

BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2014	11

Item 2 –	Controls and Procedures
2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust

Date: March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust

Date: March 25, 2014

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Trust

Date: March 25, 2014